Note 6 - Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note 5. Property and Equipment

Property and equipment is comprised of:

	June 30, 2016	December 31, 2015
Network and base station equipment	$41,259,646	$38,351,119
Customer premise equipment	33,291,213	30,910,874
Information technology	4,851,736	4,810,865
Furniture, fixtures and other	1,713,430	1,713,722
Leasehold improvements	1,629,100	1,623,559
	82,745,125	77,410,139
Less: accumulated depreciation	64,199,535	56,174,755
Property and equipment, net	$18,545,590	$21,235,384

Depreciation expense for the three months ended June 30, 2016 and 2015 was $2,626,249 and $2,295,186, respectively. Depreciation expense for the six months ended June 30, 2016 and 2015 was $4,949,222 and $4,544,991, respectively.

Property acquired through capital leases included within the Company’s property and equipment consists of the following:

	June 30 , 201 6	December 31, 201 5
Network and base station equipment	$2,620,898	$2,620,898
Customer premise equipment	669,792	669,792
Information technology	1,860,028	1,860,028
	5,150,718	5,150,718
Less: accumulated depreciation	3,622,432	3,114,968
Property acquired through capital leases, net	$1,528,286	$2,035,750

Note 6.    Property and Equipment

Property and equipment is comprised of:
	As of December 31,
	2015	2014
Network and base station equipment	$38,351,119	$35,836,469
Customer premise equipment	30,910,874	26,511,691
Information technology	4,810,865	4,628,555
Furniture, fixtures and other	1,713,722	1,669,340
Leasehold improvements	1,623,559	1,599,393
	77,410,139	70,245,448
Less: accumulated depreciation	56,174,755	47,098,471
Property and equipment, net	$21,235,384	$23,146,977

Property acquired through capital leases included within the Company’s property and equipment consists of the following:

	As of December 31,
	2015	2014
Network and base station equipment	$2,620,898	$2,234,180
Customer premise equipment	669,792	246,484
Information technology	1,860,028	1,860,028
	5,150,718	4,340,692
Less: accumulated depreciation	3,114,968	2,135,534
Property acquired through capital leases, net	$2,035,750	$2,205,158